Document and Entity Information	Jul. 21, 2025
Document And Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jul. 21, 2025
Entity Registrant Name	UNITY BIOTECHNOLOGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38470
Entity Tax Identification Number	26-4726035
Entity Address Address Line 1	124 Washington Street
Entity Address Address Line 2	Suite 101
Entity Address City Or Town	Foxborough
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02035
City Area Code	508
Local Phone Number	543-1720
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	UNBX
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K filed by Unity Biotechnology, Inc. (the “Company”) on July 22, 2025 (the “Original Report”) is being filed solely to include the Company’s former address on the cover page of this Current Report, which address had changed prior to the filing of the Original Report. No other changes were made to the Original Report.
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001463361
Amendment Flag	true
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	285 East Grand Ave.
Entity Address City Or Town	South San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94080